UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.40%
	Aerospace & Defense - 0.83%
349,500	Teledyne Technologies, Inc. (a)	$21,546,675
	Building Products - 0.94%
500,000	A.O. Smith Corporation	24,445,000
	Capital Markets - 4.10%
1,129,091	Epoch Holding Corp.	25,720,693
368,000	Gamco Investors, Inc. (c)	16,335,520
653,000	KBW, Inc. (b)	10,741,850
719,000	Legg Mason, Inc.	18,960,030
678,300	Manning & Napier, Inc.	9,652,209
2,732	Teton Advisors, Inc. (b)	35,516
831,000	Waddell & Reed Financial, Inc.	25,162,680
		106,608,498
	Chemicals - 3.56%
298,000	Ashland, Inc.	20,654,380
1,155,000	Chemtura Corp. (a)	16,747,500
596,500	Koppers Holdings, Inc.	20,281,000
376,000	W.R. Grace & Co. (a)	18,969,200
1,166,305	Zep, Inc. (c)	16,013,368
		92,665,448
	Commercial Banks - 2.81%
924,000	Associated Banc Corp.	12,187,560
1,413,112	Boston Private Financial Holdings, Inc.	12,619,090
922,500	FirstMerit Corp.	15,239,700
928,500	Wintrust Financial Corp.	32,961,750
		73,008,100
	Commercial Services & Supplies - 0.67%
1,445,000	ACCO Brands Corp. (a)	14,941,300
85,000	Corrections Corporation of America (a)	2,503,250
		17,444,550
	Computers & Peripherals - 0.80%
912,000	NCR Corp. (a)	20,729,760
	Construction & Engineering - 2.63%
502,500	Chicago Bridge & Iron Co. - ADR	19,074,900
652,500	Layne Christensen Co. (a)	13,500,225
1,409,000	McDermott International, Inc. (a)	15,696,260
822,000	The Babcock & Wilcox Co. (a)	20,139,000
		68,410,385
	Consumer Finance - 0.73%
807,000	Ezcorp, Inc. (a)	18,932,220
	Containers & Packaging - 0.71%
337,000	Rock-Tenn Co.	18,383,350
	Diversified Consumer Services - 0.58%
845,000	Regis Corporation	15,176,200
	Diversified Financial Services - 2.87%
713,000	CBOE Holdings, Inc.	19,735,840
514,500	MarketAxess Holdings, Inc. (a)	13,706,280
695,000	PHH Corp. (a)(b)	12,148,600
1,237,000	Walter Investment Management Corp.	28,995,280
		74,586,000
	Electric Utilities - 0.94%
420,500	Allete, Inc.	17,576,900
165,000	Cleco Corp.	6,901,950
		24,478,850
	Electrical Equipment - 2.60%
263,000	Acuity Brands, Inc.	13,389,330
329,600	AZZ, Inc.	20,191,296
393,854	Franklin Electric, Inc.	20,137,755
223,500	Regal Beloit Corp.	13,915,110
		67,633,491
	Electronic Equipment, Instruments & Components - 1.12%
115,800	Amphenol Corp.	6,359,736
402,000	Littelfuse, Inc.	22,869,780
		29,229,516
	Energy Equipment & Services - 2.01%
431,000	Dresser-Rand Group, Inc. (a)	19,196,740
297,500	Dril-Quip, Inc. (a)	19,513,025
249,000	Lufkin Industries, Inc. (b)	13,525,680
		52,235,445
	Food Products - 3.44%
885,071	Darling International, Inc. (a)	14,594,821
896,750	Flowers Foods, Inc.	20,831,502
170,000	Ralcorp Holdings, Inc. (a)	11,345,800
719,000	Snyders-Lance, Inc.	18,140,370
392,000	TreeHouse Foods, Inc. (a)	24,417,680
		89,330,173
	Gas Utilities - 1.39%
998,000	Questar Corp.	20,818,280
300,000	South Jersey Industries, Inc.	15,291,000
		36,109,280
	Health Care Equipment & Supplies - 1.49%
676,000	Hill-Rom Holdings, Inc.	20,854,600
252,000	Symmetry Medical, Inc. (a)	2,162,160
740,663	Wright Medical Group, Inc. (a)	15,813,155
		38,829,915
	Health Care Providers & Services - 2.29%
314,000	AmerisourceBergen Corp.	12,355,900
1,017,763	Hanger Orthopedic Group, Inc. (a)	26,095,443
612,500	Patterson Companies, Inc.	21,112,875
		59,564,218
	Home Furnishings - 0.72%
841,500	Fortune Brands Home & Security, Inc. (a)	18,740,205
	Hotels, Restaurants & Leisure - 7.79%
245,000	Carrols Restaurant Group, Inc. (a)	1,455,300
5,948,350	Denny's Corp. (a)(c)	26,410,674
501,000	DineEquity, Inc. (a)(b)	22,364,640
690,800	Gaylord Entertainment Co. (a)(b)	26,637,248
1,683,000	Krispy Kreme Doughnuts, Inc. (a)	10,754,370
1,839,117	Marcus Corp. (c)	25,306,250
598,000	Marriott Vacations Worldwide Corp. (a)	18,526,040
346,500	Red Robin Gourmet Burgers, Inc. (a)	10,571,715
571,000	Vail Resorts, Inc. (b)	28,595,680
603,000	Wyndham Worldwide Corp.	31,802,220
		202,424,137
	Household Durables - 3.35%
1,267,023	KB Home (b)	12,416,825
610,171	Lennar Corp. (b)	18,860,386
2,870,000	Pulte Group, Inc. (a)	30,709,000
410,000	Ryland Group, Inc. (b)	10,487,800
491,000	Toll Brothers, Inc. (a)(b)	14,597,430
		87,071,441
	Industrial Conglomerates - 0.62%
923,000	ITT Corp.	16,244,800
	Insurance - 6.01%
1,390,500	First American Financial Corp.	23,582,880
705,000	Hanover Insurance Group, Inc.	27,586,650
1,029,000	HCC Insurance Holdings, Inc.	32,310,600
234,500	PartnerRe Ltd.	17,744,615
465,000	Reinsurance Group of America, Inc.	24,742,650
777,000	W.R. Berkley Corp.	30,240,840
		156,208,235
	IT Services - 2.20%
900,000	Broadridge Financial Solutions, Inc.	19,143,000
648,000	Corelogic, Inc. (a)	11,864,880
426,500	Wright Express Corp. (a)	26,323,580
		57,331,460
	Machinery - 12.25%
1,775,256	Accuride Corp. (a)	10,651,536
122,000	Cascade Corp.	5,740,100
935,791	Colfax Corp. (a)	25,799,758
537,500	EnPro Industries, Inc. (a)	20,086,375
258,000	Gardner Denver, Inc.	13,650,780
1,034,000	John Bean Technologies Corp.	14,031,380
597,000	Kaydon Corp.	12,769,830
871,000	L.B. Foster Co. (c)	24,919,310
477,000	RBC Bearings, Inc. (a)	22,562,100
492,000	Robbins & Myers, Inc.	20,575,440
511,000	Tennant Co.	20,414,450
886,500	Terex Corp. (a)	15,806,295
1,082,000	The Greenbrier Companies (a)	19,021,560
985,000	Titan International, Inc. (b)	24,162,050
757,000	Trinity Industries, Inc.	18,909,860
176,000	Valmont Industries, Inc.	21,290,720
360,000	Wabtec Corp.	28,083,600
		318,475,144
	Media - 2.45%
332,000	AMC Networks, Inc. (a)	11,802,600
421,000	Arbitron, Inc.	14,735,000
1,893,000	Belo Corp.	12,190,920
665,000	Madison Square Garden, Inc. (a)	24,897,600
		63,626,120
	Metals & Mining - 1.88%
532,000	AMCOL International Corp.	15,060,920
423,500	Kaiser Aluminum Corp.	21,954,240
815,000	Suncoke Energy, Inc. (a)(b)	11,939,750
		48,954,910
	Multiline Retail - 0.78%
1,894,000	Saks, Inc. (a)(b)	20,171,100
	Multi-Utilities - 0.24%
167,000	Northwestern Corp.	6,128,900
	Oil, Gas & Consumable Fuels - 4.93%
456,500	Berry Petroleum Co.	18,104,790
717,000	Carrizo Oil & Gas., Inc. (a)	16,856,670
364,000	Contango Oil & Gas Company (a)	21,548,800
752,000	Gulfport Energy Corp. (a)	15,513,760
2,360,500	Magnum Hunter Resources Corp. (a)(b)	9,866,890
1,281,000	McMoRan Exploration Co. (a)(b)	16,230,270
720,800	Oasis Petroleum, Inc. (a)(b)	17,428,944
606,488	Sanchez Energy Corp. (a)(b)	12,614,950
		128,165,074
	Paper & Forest Products - 1.46%
446,000	Clearwater Paper Corp. (a)	15,217,520
373,000	Deltic Timber Corp.	22,745,540
		37,963,060
	Pharmaceuticals - 0.54%
120,000	Perrigo Co.	14,151,600
	Real Estate Investment Trusts (REITs) - 0.07%
106,000	Sabra Health Care REIT, Inc.	1,813,660
	Real Estate Management & Development - 1.24%
1,281,000	Forestar Group, Inc. (a)	16,409,610
256,112	Howard Hughes Corp. (a)	15,786,744
		32,196,354
	Road & Rail - 4.07%
213,000	AMERCO	19,163,610
1,316,000	Avis Budget Group, Inc. (a)	20,003,200
423,000	Genesee & Wyoming, Inc. (a)	22,351,320
317,500	Kansas City Southern	22,085,300
160,504	Providence & Worcester Railroad Co.	2,165,199
830,000	RailAmerica, Inc. (a)	20,086,000
		105,854,629
	Software - 0.57%
888,847	Monotype Imaging Holdings, Inc. (a)	14,905,964
	Specialty Retail - 3.59%
409,000	Aaron's, Inc.	11,578,790
675,000	Foot Locker, Inc.	20,641,500
195,000	Harry Winston Diamond Corp. (a)	2,215,200
897,000	Penske Automotive Group, Inc.	19,052,280
296,000	PetSmart, Inc.	20,181,280
765,000	Sally Beauty Holdings, Inc. (a)	19,691,100
		93,360,150
	Textiles, Apparel & Luxury Goods - 0.58%
546,000	Hanesbrands, Inc. (a)	15,140,580
	Thrifts & Mortgage Finance - 6.14%
846,000	Capitol Federal Financial	10,050,480
900,000	First Niagara Financial Group, Inc.	6,885,000
1,091,500	Home Federal Bancorp, Inc. (c)	11,460,750
505,000	Iberiabank Corp.	25,477,250
848,000	Northwest Bancshares, Inc.	9,930,080
756,000	Oceanfirst Financial Corp.	10,856,160
1,292,000	Oritani Financial Corp.	18,591,880
1,377,500	Provident Financial Services, Inc.	21,144,625
460,500	Rockville Financial, Inc.	5,327,985
430,000	Territorial Bancorp, Inc.	9,791,100
1,097,000	Viewpoint Financial Group	17,157,080
1,795,700	Westfield Financial, Inc. (c)	13,108,610
		159,781,000
	Trading Companies & Distributors - 0.77%
645,000	Kaman Corp.	19,956,300
	Transportation Infrastructure - 0.64%
500,000	Macquarie Infrastructure Company LLC	16,645,000
	Total Common Stocks (Cost $2,036,414,910)	$2,584,656,897

Contracts
	WARRANTS - 0.01%
	Oil, Gas & Consumable Fuels - 0.01%
187,500	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50 (d)	$150,000
	Total Warrants (Cost $0)	$150,000
Principal
Amount

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.50%
	Repurchase Agreements - 1.40%
$36,314,000	Credit Suisse First Boston Repurchase Agreement, (Dated 6/29/12), 0.15%,
	due 7/2/12, (Repurchased proceeds $36,314,454); [Collateralized by
	$80,800,000 U.S. Treasury STRIP 4.375%, 5/15/40 (Market Value $37,040,334)]	$36,314,000

Shares
	Money Market Funds - 0.10%
977,729	Goldman Sachs Financial Square Money Market Fund, 0.19%	977,729
737,227	HSBC Investment Prime Money Market Fund, 0.15%	737,227
928,308	JPMorgan Prime Money Market Fund, 0.01%	928,308
		2,643,264
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $38,957,264)	$38,957,264

	SHORT TERM INVESTMENTS - 0.16%
	Money Market Funds - 0.16%
4,105,946	Fidelity Government Portfolio, 0.01%	$4,105,946
	Total Short Term Investments (Cost $4,105,946)	$4,105,946

	Total Investments (Cost $2,079,478,120) - 101.07%	$2,627,870,107
	Liabilities in Excess of Other Assets - (1.07)%	(27,696,275)
	TOTAL NET ASSETS - 100.00%	$2,600,173,832

Percentages are stated as a percent of net assets.

ADR	- American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments.
(d)	As of June 30, 2012, Keeley Asset Management Co. (the "Adviser") fair valued this security in accordance with fair valuation procedures established by the Funds' Board of Directors.  The value of this security was $150,000, which represented 0.01% of the total net assets of the Fund.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.05%
	Auto Components - 1.10%
37,500	Superior Industries International, Inc.	$613,875
	Building Products - 1.64%
18,700	A.O. Smith Corporation	914,243
	Capital Markets - 1.88%
20,800	Arlington Asset Investment Corp.	451,568
41,900	Manning & Napier, Inc.	596,237
		1,047,805
	Chemicals - 3.11%
16,800	Innophos Holdings, Inc.	948,528
40,800	KMG Chemicals, Inc.	786,624
		1,735,152
	Commercial Banks - 5.81%
49,700	BancorpSouth, Inc.	721,644
19,500	Columbia Banking System, Inc.	366,990
45,100	FirstMerit Corp.	745,052
56,100	Glacier Bancorp, Inc.	868,989
15,300	Wintrust Financial Corp.	543,150
		3,245,825
	Commercial Services & Supplies - 0.86%
19,200	Deluxe Corp.	478,848
	Communications Equipment - 1.73%
18,300	Adtran, Inc.	552,477
37,100	Communications Systems, Inc.	414,407
		966,884
	Construction & Engineering - 0.96%
44,500	Primoris Services Corp.	534,000
	Containers & Packaging - 1.19%
11,900	Bemis, Inc.	372,946
5,300	Rock-Tenn Co.	289,115
		662,061
	Diversified Financial Services - 0.92%
21,849	Walter Investment Management Corp.	512,141
	Electric Utilities - 6.35%
20,700	Allete, Inc.	865,260
18,200	Cleco Corp.	761,306
28,700	El Paso Electric Co.	951,692
21,500	PNM Resources, Inc.	420,110
18,200	Westar Energy, Inc.	545,090
		3,543,458
	Electrical Equipment - 0.82%
7,400	Regal Beloit Corp.	460,724
	Electronic Equipment, Instruments & Components - 1.58%
6,900	MTS Systems Corp.	265,995
49,800	Richardson Electronics Ltd.	614,034
		880,029
	Energy Equipment & Services - 1.89%
21,400	Bristow Group, Inc.	870,338
3,400	Lufkin Industries, Inc.	184,688
		1,055,026
	Food & Staples Retailing - 1.01%
55,200	Roundys, Inc. (a)	563,592
	Food Products - 0.52%
11,000	B & G Foods, Inc.	292,600
	Gas Utilities - 1.22%
13,400	South Jersey Industries, Inc.	682,998
	Health Care Equipment & Supplies - 1.96%
15,900	Hill-Rom Holdings, Inc.	490,515
29,400	Meridian Bioscience, Inc.	601,524
		1,092,039
	Health Care Providers & Services - 3.74%
13,500	Chemed Corp.	815,940
12,400	Owens & Minor, Inc.	379,812
35,000	U. S. Physical Therapy, Inc.	890,050
		2,085,802
	Hotels, Restaurants & Leisure - 2.78%
48,900	Einstein Noah Restaurant Group, Inc.	858,684
50,400	Marcus Corp.	693,504
		1,552,188
	Insurance - 6.96%
22,800	Arthur J. Gallagher & Co.	799,596
48,700	Eastern Insurance Holdings, Inc.	827,900
76,100	Meadowbrook Insurance Group, Inc.	668,919
42,200	Protective Life Corp.	1,241,102
6,500	Reinsurance Group of America, Inc.	345,865
		3,883,382
	IT Services - 0.73%
17,000	Total System Services, Inc.	406,810
	Machinery - 7.18%
11,500	Cascade Corp.	541,075
35,200	John Bean Technologies Corp.	477,664
5,900	Snap-On, Inc.	367,275
19,300	Tennant Co.	771,035
38,800	Titan International, Inc.	951,764
36,100	Trinity Industries, Inc.	901,778
		4,010,591
	Marine - 0.70%
28,900	Nordic American Tanker Shipping Ltd.	392,173
	Media - 3.15%
27,200	Arbitron, Inc.	952,000
124,800	Belo Corp.	803,712
		1,755,712
	Multi-Line Retail - 0.56%
17,100	Stage Stores, Inc.	313,272
	Multi-Utilities - 1.15%
17,500	Northwestern Corp.	642,250
	Oil, Gas & Consumable Fuels - 2.70%
14,400	Berry Petroleum Co.	571,104
24,600	World Fuel Services Corp.	935,538
		1,506,642
	Paper & Forest Products - 1.21%
25,400	Neenah Paper, Inc.	677,926
	Real Estate Investment Trusts (REITs) - 10.57%
10,900	American Campus Communities, Inc.	490,282
8,400	Equity Lifestyle Properties, Inc.	579,348
25,600	Government Properties Income Trust	579,072
28,100	Healthcare Realty Trust, Inc.	669,904
55,100	Sabra Health Care REIT, Inc.	942,761
14,600	Sovran Self Storage, Inc.	731,314
72,500	Stag Industrial, Inc.	1,057,050
101,900	Summit Hotel Properties, Inc.	852,903
		5,902,634
	Semiconductors & Semiconductor Equipment - 1.15%
63,200	Cohu, Inc.	642,112
	Software - 0.74%
11,900	Jack Henry & Associates, Inc.	410,788
	Specialty Retail - 3.51%
14,500	Aaron's, Inc.	410,495
22,300	Destination Maternity Corp.	481,680
34,900	Foot Locker, Inc.	1,067,242
		1,959,417
	Textiles, Apparel & Luxury Goods - 1.53%
62,700	R.G. Barry Corp.	852,093
	Thrifts & Mortgage Finance - 8.09%
53,100	Franklin Financial Corp. (a)	873,495
11,200	Iberiabank Corp.	565,040
51,100	Northwest Bancshares, Inc.	598,381
55,800	Oritani Financial Corp.	802,962
37,000	Territorial Bancorp, Inc.	842,490
53,200	Viewpoint Financial Group	832,048
		4,514,416
	Trading Companies & Distributors - 2.31%
21,100	Kaman Corp.	652,834
17,300	Textainer Group Holdings Ltd.	638,370
		1,291,204
	Transportation Infrastructure - 1.44%
24,200	Macquarie Infrastructure Company LLC	805,618
	Water Utilities - 1.30%
29,100	Aqua America, Inc.	726,336
	Total Common Stocks (Cost $47,449,692)	$53,612,666

	PREFERRED STOCKS - 0.56%
	Real Estate Investment Trusts (REITs) - 0.56%
6,050	Strategic Hotels & Resorts, Inc., Series B, 8.25%	$144,050
7,050	Strategic Hotels & Resorts, Inc., Series C, 8.25%	168,072
	Total Preferred Stocks (Cost $336,787)	$312,122

	EXCHANGE TRADED FUNDS - 0.67%
	Funds, Trusts & Other Financial Vehicles - 0.67%
5,300	iShares Russell 2000 Value Index Fund	$373,067
	Total Exchange Traded Funds (Cost $367,331)	$373,067

	SHORT TERM INVESTMENTS - 1.92%
	Money Market Funds - 1.92%
1,072,714	Fidelity Government Portfolio, 0.01%	$1,072,714
	Total Short Term Investments (Cost $1,072,714)	$1,072,714

	Total Investments (Cost $49,226,524) - 99.20%	$55,370,569
	Other Assets in Excess of Liabilities - 0.80%	444,161
	TOTAL NET ASSETS - 100.00%	$55,814,730

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was  developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.81%
	Basic Chemical Manufacturing - 0.93%
12,700	Tronox Ltd. (a)	$1,533,144
	Beverages - 1.08%
28,500	Beam, Inc.	1,780,965
	Building Products - 1.11%
37,500	A.O. Smith Corporation	1,833,375
	Capital Markets - 5.34%
77,000	Epoch Holding Corp.	1,754,060
76,000	Invesco Ltd.	1,717,600
110,500	KBW, Inc.	1,817,725
137,000	Manning & Napier, Inc.	1,949,510
101,000	Safeguard Scientifics, Inc. (a)	1,563,480
		8,802,375
	Chemicals - 4.08%
26,500	Ashland, Inc.	1,836,715
117,500	Chemtura Corp. (a)	1,703,750
33,000	W.R. Grace & Co. (a)	1,664,850
111,000	Zep, Inc.	1,524,030
		6,729,345
	Commercial Banks - 3.08%
122,000	Associated Banc Corp.	1,609,180
210,000	Boston Private Financial Holdings, Inc.	1,875,300
45,000	Wintrust Financial Corp.	1,597,500
		5,081,980
	Commercial Services & Supplies - 2.12%
181,000	A.T. Cross Company (a)	1,786,470
52,000	Iron Mountain, Inc.	1,713,920
		3,500,390
	Construction & Engineering - 2.96%
41,000	Chicago Bridge & Iron Co. - ADR	1,556,360
143,000	McDermott International, Inc. (a)	1,593,020
70,500	The Babcock & Wilcox Co. (a)	1,727,250
		4,876,630
	Consumer Finance - 1.09%
52,000	Discover Financial Services	1,798,160
	Diversified Financial Services - 3.43%
47,500	CIT Group, Inc. (a)	1,692,900
114,000	PHH Corp. (a)	1,992,720
84,000	Walter Investment Management Corp.	1,968,960
		5,654,580
	Electrical Equipment - 1.03%
33,000	Franklin Electric, Inc.	1,687,290
	Energy Equipment & Services - 0.99%
25,000	Dril-Quip, Inc. (a)	1,639,750
	Food Products - 2.08%
113,000	Darling International, Inc. (a)	1,863,370
23,500	Ralcorp Holdings, Inc. (a)	1,568,390
		3,431,760
	Gas Utilities - 1.08%
85,000	Questar Corp.	1,773,100
	Health Care Equipment & Supplies - 5.27%
67,500	CareFusion Corp. (a)	1,733,400
32,500	Covidien Plc	1,738,750
53,500	Hill-Rom Holdings, Inc.	1,650,475
162,000	Symmetry Medical, Inc. (a)	1,389,960
102,000	Wright Medical Group, Inc. (a)	2,177,700
		8,690,285
	Health Care Providers & Services - 3.40%
38,500	Cardinal Health, Inc.	1,617,000
80,000	Hanger Orthopedic Group, Inc. (a)	2,051,200
76,000	U. S. Physical Therapy, Inc.	1,932,680
		5,600,880
	Home Furnishings - 1.14%
84,500	Fortune Brands Home & Security, Inc. (a)	1,881,815
	Hotels, Restaurants & Leisure - 8.07%
95,000	Carrols Restaurant Group, Inc. (a)	564,300
410,000	Denny's Corp. (a)	1,820,400
35,500	DineEquity, Inc. (a)	1,584,720
44,600	Fiesta Restaurant Group, Inc. (a)	590,058
44,000	Gaylord Entertainment Co. (a)	1,696,640
245,000	Krispy Kreme Doughnuts, Inc. (a)	1,565,550
66,000	Marriott Vacations Worldwide Corp. (a)	2,044,680
56,000	Red Robin Gourmet Burgers, Inc. (a)	1,708,560
33,000	Wyndham Worldwide Corp.	1,740,420
		13,315,328
	Household Durables - 4.84%
43,500	Jarden Corp.	1,827,870
195,000	KB Home	1,911,000
240,000	Pulte Group, Inc. (a)	2,568,000
56,100	Toll Brothers, Inc. (a)	1,667,853
		7,974,723
	Industrial Conglomerates - 0.91%
85,500	ITT Corp.	1,504,800
	Insurance - 1.08%
51,000	Arthur J. Gallagher & Co.	1,788,570
	IT Services - 1.10%
29,500	Wright Express Corp. (a)	1,820,740
	Machinery - 13.70%
236,096	Accuride Corp. (a)	1,416,576
103,000	Briggs & Stratton Corp.	1,801,470
34,738	Cascade Corp.	1,634,423
57,000	Colfax Corp. (a)	1,571,490
44,500	EnPro Industries, Inc. (a)	1,662,965
99,500	John Bean Technologies Corp.	1,350,215
53,000	L.B. Foster Co.	1,516,330
137,000	Manitowoc, Inc.	1,602,900
41,000	Tennant Co.	1,637,950
88,000	Terex Corp. (a)	1,569,040
100,000	The Greenbrier Companies (a)	1,758,000
72,000	Titan International, Inc.	1,766,160
55,500	Trinity Industries, Inc.	1,386,390
24,500	Wabtec Corp.	1,911,245
		22,585,154
	Media - 2.03%
236,000	Belo Corp.	1,519,840
49,000	Madison Square Garden, Inc. (a)	1,834,560
		3,354,400
	Metals & Mining - 2.16%
33,000	Kaiser Aluminum Corp.	1,710,720
126,000	Suncoke Energy, Inc. (a)	1,845,900
		3,556,620
	Multiline Retail - 1.12%
34,000	Dollar General Corp. (a)	1,849,260
	Multi-Utilities - 1.06%
44,000	Wisconsin Energy Corp.	1,741,080
	Oil, Gas & Consumable Fuels - 5.82%
19,000	Concho Resources, Inc. (a)	1,617,280
22,000	Continental Resources, Inc. (a)	1,465,640
355,000	Magnum Hunter Resources Corp. (a)	1,483,900
175,000	McMoRan Exploration Co. (a)	2,217,250
58,000	Oasis Petroleum, Inc. (a)	1,402,440
210,000	Sandridge Energy, Inc. (a)	1,404,900
		9,591,410
	Paper & Forest Products - 0.96%
26,000	Deltic Timber Corp.	1,585,480
	Road & Rail - 5.25%
126,000	Avis Budget Group, Inc. (a)	1,915,200
23,500	Canadian Pacific Railway Ltd.	1,721,610
27,000	Genesee & Wyoming, Inc. (a)	1,426,680
25,200	Kansas City Southern	1,752,912
76,000	RailAmerica, Inc. (a)	1,839,200
		8,655,602
	Software - 1.19%
117,000	Monotype Imaging Holdings, Inc. (a)	1,962,090
	Specialty Retail - 5.13%
62,000	Aaron's, Inc.	1,755,220
55,000	Foot Locker, Inc.	1,681,900
140,000	Harry Winston Diamond Corp. (a)	1,590,400
75,000	Penske Automotive Group, Inc.	1,593,000
27,000	PetSmart, Inc.	1,840,860
		8,461,380
	Textiles, Apparel & Luxury Goods - 0.94%
56,000	Hanesbrands, Inc. (a)	1,552,880
	Thrifts & Mortgage Finance - 3.15%
137,599	Capitol Federal Financial	1,634,676
121,000	Oritani Financial Corp.	1,741,190
80,000	Territorial Bancorp, Inc.	1,821,600
		5,197,466
	Transportation Infrastructure - 1.09%
54,000	Macquarie Infrastructure Company LLC	1,797,660
	Total Common Stocks (Cost $132,678,444)	$164,590,467
Contracts
	WARRANTS - 0.01%
	Oil, Gas & Consumable Fuels - 0.01%
22,500	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50 (b)	$18,000
	Total Warrants (Cost $0)	$18,000
Shares
	SHORT TERM INVESTMENTS - 0.55%
	Money Market Funds - 0.55%
902,144	Fidelity Government Portfolio, 0.01%	$902,144
	Total Short Term Investments (Cost $902,144)	$902,144

	Total Investments (Cost $133,580,588) - 100.37%	$165,510,611
	Liabilities in Excess of Other Assets - (0.37)%	(607,193)
	TOTAL NET ASSETS - 100.00%	$164,903,418

Percentages are stated as a percent of net assets.

ADR	- American Depository Receipt
(a)	Non-income producing security.
(b)	As of June 30, 2012, the Adviser fair valued this security. The value of this security was $18,000, which represented 0.01% of total net assets of the Fund.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.01%
	Basic Chemical Manufacturing - 1.10%
4,900	Tronox Ltd. (a)	$591,528
	Beverages - 1.85%
16,000	Beam, Inc.	999,840
	Capital Markets - 5.45%
22,100	Ameriprise Financial, Inc.	1,154,946
47,500	Invesco Ltd.	1,073,500
27,000	Legg Mason, Inc.	711,990
		2,940,436
	Chemicals - 7.58%
16,500	Ashland, Inc.	1,143,615
21,400	FMC Corp.	1,144,472
14,500	Rockwood Holdings, Inc. (a)	643,075
23,000	W.R. Grace & Co. (a)	1,160,350
		4,091,512
	Commercial Banks - 1.73%
16,000	BOK Financial Corp.	931,200
	Commercial Services & Supplies - 2.20%
36,000	Iron Mountain, Inc.	1,186,560
	Construction & Engineering - 6.23%
27,500	KBR, Inc.	679,525
71,000	McDermott International, Inc. (a)	790,940
40,000	Quanta Services, Inc. (a)	962,800
38,000	The Babcock & Wilcox Co. (a)	931,000
		3,364,265
	Consumer Finance - 2.75%
43,000	Discover Financial Services	1,486,940
	Containers & Packaging - 1.47%
14,500	Rock-Tenn Co.	790,975
	Diversified Financial Services - 3.57%
33,200	CIT Group, Inc. (a)	1,183,248
35,000	Leucadia National Corp.	744,450
		1,927,698
	Energy Equipment & Services - 2.89%
21,000	FMC Technologies, Inc. (a)	823,830
19,900	Unit Corp. (a)	734,111
		1,557,941
	Food Products - 1.42%
11,500	Ralcorp Holdings, Inc. (a)	767,510
	Gas Utilities - 1.60%
41,500	Questar Corp.	865,690
	Health Care Equipment & Supplies - 1.70%
24,300	DENTSPLY International, Inc.	918,783
	Health Care Providers & Services - 1.92%
26,300	AmerisourceBergen Corp.	1,034,905
	Home Furnishings - 1.36%
33,000	Fortune Brands Home & Security, Inc. (a)	734,910
	Hotels, Restaurants & Leisure - 4.17%
85,000	MGM Resorts International (a)	948,600
24,700	Wyndham Worldwide Corp.	1,302,678
		2,251,278
	Household Durables - 3.11%
14,100	Jarden Corp.	592,482
36,500	Toll Brothers, Inc. (a)	1,085,145
		1,677,627
	Industrial Conglomerates - 1.39%
42,650	ITT Corp.	750,640
	Insurance - 10.48%
35,500	Arthur J. Gallagher & Co.	1,244,985
28,600	HCC Insurance Holdings, Inc.	898,040
15,700	PartnerRe Ltd.	1,188,019
17,500	Reinsurance Group of America, Inc.	931,175
35,800	W.R. Berkley Corp.	1,393,336
		5,655,555
	IT Services - 6.19%
47,000	Broadridge Financial Solutions, Inc.	999,690
38,000	Fidelity National Information Services, Inc.	1,295,040
14,500	Teradata Corp. (a)	1,044,145
		3,338,875
	Machinery - 2.28%
11,500	Gardner Denver, Inc.	608,465
11,000	Joy Global, Inc.	624,030
		1,232,495
	Media - 3.84%
10,500	AMC Networks, Inc. (a)	373,275
16,500	McGraw-Hill Companies	742,500
16,800	Scripps Networks Interactive, Inc.	955,248
		2,071,023
	Multiline Retail - 2.23%
22,400	Dollar Tree, Inc. (a)	1,205,120
	Multi-Utilities - 4.46%
22,000	OGE Energy Corp.	1,139,380
32,000	Wisconsin Energy Corp.	1,266,240
		2,405,620
	Oil, Gas & Consumable Fuels - 1.54%
12,500	Continental Resources, Inc. (a)	832,750
	Pharmaceuticals - 2.40%
11,000	Perrigo Co.	1,297,230
	Road & Rail - 3.76%
12,500	Canadian Pacific Railway Ltd.	915,750
16,000	Kansas City Southern	1,112,960
		2,028,710
	Specialty Retail - 3.79%
11,100	Advance Auto Parts, Inc.	757,242
18,900	PetSmart, Inc.	1,288,602
		2,045,844
	Textiles, Apparel & Luxury Goods - 1.85%
36,000	Hanesbrands, Inc. (a)	998,280
	Thrifts & Mortgage Finance - 1.35%
95,500	First Niagara Financial Group, Inc.	730,575
	Water Utilities - 2.35%
37,000	American Water Works Co., Inc.	1,268,360
	Total Common Stocks (Cost $39,370,747)	$53,980,675

	SHORT TERM INVESTMENTS - 0.02%
	Money Market Funds - 0.02%
11,017	Fidelity Government Portfolio, 0.01%	$11,017
	Total Short Term Investments (Cost $11,017)	$11,017

	Total Investments (Cost $39,381,764) - 100.03%	$53,991,692
	Liabilities in Excess of Other Assets - (0.03)%	(16,148)
	TOTAL NET ASSETS - 100.00%	$53,975,544

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.35%
	Aerospace & Defense - 0.49%
4,000	Exelis, Inc.	$39,440
	Auto Components - 1.28%
1,900	Autoliv, Inc.	103,854
	Capital Markets - 3.85%
2,100	Ameriprise Financial, Inc.	109,746
4,300	Federated Investors, Inc.	93,955
4,100	Legg Mason, Inc.	108,117
		311,818
	Chemicals - 4.13%
2,200	FMC Corp.	117,656
4,800	RPM International, Inc.	130,560
2,100	Scotts Miracle-Gro Co.	86,352
		334,568
	Commercial Banks - 5.96%
8,900	Associated Banc Corp.	117,391
2,600	BOK Financial Corp.	151,320
3,800	Comerica, Inc.	116,698
9,135	Valley National Bancorp	96,831
		482,240
	Commercial Services & Supplies - 5.41%
1,800	Dun & Bradstreet Corp.	128,106
5,400	Iron Mountain, Inc.	177,984
3,600	R.R. Donnelley & Sons Co.	42,372
3,400	Republic Services, Inc.	89,964
		438,426
	Consumer Finance - 2.48%
5,800	Discover Financial Services	200,564
	Containers & Packaging - 2.33%
2,700	Bemis, Inc.	84,618
1,900	Rock-Tenn Co.	103,645
		188,263
	Electric Utilities - 1.41%
3,800	Westar Energy, Inc.	113,810
	Food Products - 4.29%
1,900	Campbell Soup Co.	63,422
5,700	ConAgra Foods, Inc.	147,801
1,800	J.M. Smucker Co.	135,936
		347,159
	Gas Utilities - 4.62%
2,300	National Fuel Gas Co.	108,054
6,850	Questar Corp.	142,891
4,200	UGI Corp.	123,606
		374,551
	Grain and Oilseed Milling - 1.59%
2,600	Ingredion, Inc.	128,752
	Health Care Equipment & Supplies - 1.58%
2,100	Teleflex, Inc.	127,911
	Health Care Providers & Services - 3.55%
3,500	AmerisourceBergen Corp.	137,725
3,400	CIGNA Corp.	149,600
		287,325
	Hotels, Restaurants & Leisure - 2.35%
3,600	Wyndham Worldwide Corp.	189,864
	Industrial Conglomerates - 1.21%
5,550	ITT Corp.	97,680
	Insurance - 6.83%
4,500	Arthur J. Gallagher & Co.	157,815
6,100	Lincoln National Corp.	133,407
1,500	PartnerRe Ltd.	113,505
2,800	Reinsurance Group of America, Inc.	148,988
		553,715
	IT Services - 3.64%
5,500	Broadridge Financial Solutions, Inc.	116,985
7,400	Total System Services, Inc.	177,082
		294,067
	Machinery - 1.79%
2,000	Snap-On, Inc.	124,500
800	Xylem, Inc.	20,136
		144,636
	Media - 2.87%
8,800	Gannett, Inc.	129,624
1,800	Scripps Networks Interactive, Inc.	102,348
		231,972
	Multi-Utilities - 3.49%
2,200	OGE Energy Corp.	113,938
4,250	Wisconsin Energy Corp.	168,173
		282,111
	Oil, Gas & Consumable Fuels - 8.10%
3,700	Cabot Oil & Gas Corp.	145,780
2,400	El Paso Pipeline Partners, L.P.	81,120
2,100	EQT Corp.	112,623
4,100	HollyFrontier Corp.	145,263
2,500	Linn Energy LLC	95,250
1,700	Walter Energy, Inc.	75,072
		655,108
	Real Estate Investment Trusts (REITs) - 9.84%
1,600	Alexandria Real Estate Equities, Inc.	116,352
8,500	Duke Realty Corp.	124,440
2,600	Entertainment Properties Trust	106,886
4,600	Hospitality Properties Trust	113,942
3,800	Mack-Cali Realty Corp.	110,466
11,400	Retail Properties of America, Inc. (a)	110,808
4,300	Weingarten Realty Investors	113,262
		796,156
	Real Estate Management & Development - 1.36%
6,300	Brookfield Office Properties, Inc.	109,746
	Road & Rail - 1.11%
2,500	Ryder System, Inc.	90,025
	Semiconductors & Semiconductor Equipment - 1.47%
3,800	Linear Technology Corp.	119,054
	Software - 1.45%
3,400	Jack Henry & Associates, Inc.	117,368
	Specialty Retail - 3.93%
3,900	Aaron's, Inc.	110,409
5,700	Foot Locker, Inc.	174,306
8,700	Radioshack Corp.	33,408
		318,123
	Textiles, Apparel & Luxury Goods - 0.89%
540	V.F. Corp.	72,063
	Thrifts & Mortgage Finance - 2.10%
11,100	First Niagara Financial Group, Inc.	84,915
7,300	People's United Financial, Inc.	84,753
		169,668
	Water Utilities - 1.95%
4,600	American Water Works Co., Inc.	157,688
	Total Common Stocks (Cost $6,881,187)	$7,877,725

	EXCHANGE TRADED FUNDS - 0.51%
	Diversified Financial Services - 0.51%
900	iShares Russell Midcap Value Index Fund	$41,652
	Total Exchange Traded Funds (Cost $38,381)	$41,652

	SHORT TERM INVESTMENTS - 1.53%
	Money Market Funds - 1.53%
123,599	Fidelity Government Portfolio, 0.01%	$123,599
	Total Short Term Investments (Cost $123,599)	$123,599

	Total Investments (Cost $7,043,167) - 99.39%	$8,042,976
	Other Assets in Excess of Liabilities - 0.61%	49,540
	TOTAL NET ASSETS - 100.00%	$8,092,516

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.94%
	Beverages - 1.53%
17,500	Pepsico, Inc.	$1,236,550
	Capital Markets - 5.88%
56,000	Epoch Holding Corp.	1,275,680
54,000	Invesco Ltd.	1,220,400
42,000	Legg Mason, Inc.	1,107,540
80,000	Manning & Napier, Inc.	1,138,400
		4,742,020
	Chemicals - 4.43%
18,500	Ashland, Inc.	1,282,235
23,000	FMC Corp.	1,230,040
24,000	Rockwood Holdings, Inc. (a)	1,064,400
		3,576,675
	Commercial Banks - 6.21%
94,000	Associated Banc Corp.	1,239,860
28,000	Northern Trust Corp.	1,288,560
51,000	Suntrust Banks, Inc.	1,235,730
35,000	Wintrust Financial Corp.	1,242,500
		5,006,650
	Commercial Services & Supplies - 1.41%
34,500	Iron Mountain, Inc.	1,137,120
	Computers & Peripherals - 1.46%
52,000	NCR Corp. (a)	1,181,960
	Construction & Engineering - 6.01%
30,000	Chicago Bridge & Iron Co. - ADR	1,138,800
100,000	McDermott International, Inc. (a)	1,114,000
57,000	Quanta Services, Inc. (a)	1,371,990
50,000	The Babcock & Wilcox Co. (a)	1,225,000
		4,849,790
	Consumer Finance - 1.46%
34,000	Discover Financial Services	1,175,720
	Diversified Financial Services - 3.17%
32,000	CIT Group, Inc. (a)	1,140,480
60,426	Walter Investment Management Corp.	1,416,385
		2,556,865
	Electrical Equipment - 1.47%
19,000	Regal Beloit Corp.	1,182,940
	Energy Equipment & Services - 1.54%
19,000	Dril-Quip, Inc. (a)	1,246,210
	Food Products - 2.34%
25,000	Hillshire Brands Co.	724,750
30,000	Kraft Foods, Inc.	1,158,600
		1,883,350
	Gas Utilities - 1.45%
56,000	Questar Corp.	1,168,160
	Health Care Equipment & Supplies - 6.17%
48,000	CareFusion Corp. (a)	1,232,640
22,500	Covidien Plc	1,203,750
31,000	Medtronic, Inc.	1,200,630
63,000	Wright Medical Group, Inc. (a)	1,345,050
		4,982,070
	Health Care Providers & Services - 5.95%
30,000	AmerisourceBergen Corp.	1,180,500
28,000	Cardinal Health, Inc.	1,176,000
22,000	Express Scripts Holding Co. (a)	1,228,260
15,500	Henry Schein, Inc. (a)	1,216,595
		4,801,355
	Hotels, Restaurants & Leisure - 4.09%
187,500	Carrols Restaurant Group, Inc. (a)	1,113,750
100,000	Fiesta Restaurant Group, Inc. (a)	1,323,000
77,000	MGM Resorts International (a)	859,320
		3,296,070
	Household Durables - 1.73%
47,000	Toll Brothers, Inc. (a)	1,397,310
	Industrial Conglomerates - 5.65%
20,000	Dover Corp.	1,072,200
26,000	Eaton Corp.	1,030,380
61,850	ITT Corp.	1,088,560
26,000	Tyco International Ltd.	1,374,100
		4,565,240
	Insurance - 8.45%
15,000	Ace Ltd.	1,111,950
25,500	Aon Corp.	1,192,890
33,000	Arthur J. Gallagher & Co.	1,157,310
24,000	Hanover Insurance Group, Inc.	939,120
16,000	PartnerRe Ltd.	1,210,720
31,000	W.R. Berkley Corp.	1,206,520
		6,818,510
	Internet & Catalog Retail - 1.47%
26,500	Tripadvisor, Inc. (a)	1,184,285
	IT Services - 2.70%
51,000	Broadridge Financial Solutions, Inc.	1,084,770
32,000	Fidelity National Information Services, Inc.	1,090,560
		2,175,330
	Machinery - 1.20%
17,000	Joy Global, Inc.	964,410
	Media - 4.75%
33,000	Madison Square Garden, Inc. (a)	1,235,520
28,000	McGraw-Hill Companies	1,260,000
23,500	Scripps Networks Interactive, Inc.	1,336,210
		3,831,730
	Metals & Mining - 1.54%
24,000	Kaiser Aluminum Corp.	1,244,160
	Multiline Retail - 1.20%
18,000	Dollar Tree, Inc. (a)	968,400
	Oil, Gas & Consumable Fuels - 4.90%
15,500	Continental Resources, Inc. (a)	1,032,610
133,000	McMoRan Exploration Co. (a)	1,685,110
43,000	Williams Companies, Inc.	1,239,260
		3,956,980
	Personal Products - 1.40%
14,000	Mead Johnson Nutrition Co.	1,127,140
	Pharmaceuticals - 3.27%
10,500	Perrigo Co.	1,238,265
61,000	Pfizer, Inc.	1,403,000
		2,641,265
	Road & Rail - 4.23%
17,000	Canadian Pacific Railway Ltd.	1,245,420
15,000	Genesee & Wyoming, Inc. (a)	792,600
11,500	Union Pacific Corp.	1,372,065
		3,410,085
	Specialty Retail - 1.44%
45,000	Sally Beauty Holdings, Inc. (a)	1,158,300
	Textiles, Apparel & Luxury Goods - 1.44%
42,000	Hanesbrands, Inc. (a)	1,164,660
	Total Common Stocks (Cost $62,097,875)	$80,631,310

	SHORT TERM INVESTMENTS - 0.70%
	Money Market Funds - 0.70%
566,579	Fidelity Government Portfolio, 0.01%	$566,579
	Total Short Term Investments (Cost $566,579)	$566,579

	Total Investments (Cost $62,664,454) - 100.64%	$81,197,889
	Liabilities in Excess of Other Assets - (0.64)%	(515,664)
	TOTAL NET ASSETS - 100.00%	$80,682,225

Percentages are stated as a percent of net assets.

ADR	- American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 101.46%
	Basic Chemical Manufacturing - 0.97%
1,800	Tronox Ltd. (a)	$217,296
	Beverages - 1.17%
4,200	Beam, Inc.	262,458
	Building Products - 1.20%
5,500	A.O. Smith Corporation	268,895
	Capital Markets - 5.45%
10,000	Epoch Holding Corp.	227,800
11,000	Invesco Ltd.	248,600
15,000	KBW, Inc.	246,750
19,000	Manning & Napier, Inc.	270,370
15,000	Safeguard Scientifics, Inc. (a)	232,200
		1,225,720
	Chemicals - 4.01%
3,800	Ashland, Inc.	263,378
14,500	Chemtura Corp. (a)	210,250
4,400	W.R. Grace & Co. (a)	221,980
15,000	Zep, Inc.	205,950
		901,558
	Commercial Banks - 2.06%
28,000	Boston Private Financial Holdings, Inc.	250,040
6,000	Wintrust Financial Corp.	213,000
		463,040
	Commercial Services & Supplies - 2.31%
26,000	A.T. Cross Company (a)	256,620
8,000	Iron Mountain, Inc.	263,680
		520,300
	Construction & Engineering - 2.88%
5,500	Chicago Bridge & Iron Co. - ADR	208,780
19,500	McDermott International, Inc. (a)	217,230
9,000	The Babcock & Wilcox Co. (a)	220,500
		646,510
	Consumer Finance - 1.15%
7,500	Discover Financial Services	259,350
	Diversified Financial Services - 3.43%
6,400	CIT Group, Inc. (a)	228,096
15,000	PHH Corp. (a)	262,200
12,000	Walter Investment Management Corp.	281,280
		771,576
	Electrical Equipment - 1.13%
5,000	Franklin Electric, Inc.	255,650
	Energy Equipment & Services - 1.08%
3,700	Dril-Quip, Inc. (a)	242,683
	Food Products - 2.26%
15,800	Darling International, Inc. (a)	260,542
3,700	Ralcorp Holdings, Inc. (a)	246,938
		507,480
	Gas Utilities - 1.17%
12,600	Questar Corp.	262,836
	Health Care Equipment & Supplies - 5.43%
8,500	CareFusion Corp. (a)	218,280
4,100	Covidien Plc	219,350
7,000	Hill-Rom Holdings, Inc.	215,950
30,000	Symmetry Medical, Inc. (a)	257,400
14,500	Wright Medical Group, Inc. (a)	309,575
		1,220,555
	Health Care Providers & Services - 3.49%
5,000	Cardinal Health, Inc.	210,000
11,000	Hanger Orthopedic Group, Inc. (a)	282,040
11,500	U. S. Physical Therapy, Inc.	292,445
		784,485
	Home Furnishings - 1.14%
11,500	Fortune Brands Home & Security, Inc. (a)	256,105
	Hotels, Restaurants & Leisure - 9.14%
25,000	Carrols Restaurant Group, Inc. (a)	148,500
58,500	Denny's Corp. (a)	259,740
5,100	DineEquity, Inc. (a)	227,664
12,000	Fiesta Restaurant Group, Inc. (a)	158,760
6,500	Gaylord Entertainment Co. (a)	250,640
35,000	Krispy Kreme Doughnuts, Inc. (a)	223,650
9,000	Marriott Vacations Worldwide Corp. (a)	278,820
8,000	Red Robin Gourmet Burgers, Inc. (a)	244,080
5,000	Wyndham Worldwide Corp.	263,700
		2,055,554
	Household Durables - 5.19%
6,100	Jarden Corp.	256,322
29,000	KB Home	284,200
29,000	Pulte Group, Inc. (a)	310,300
10,600	Toll Brothers, Inc. (a)	315,138
		1,165,960
	Industrial Conglomerates - 0.86%
11,000	ITT Corp.	193,600
	Insurance - 1.09%
7,000	Arthur J. Gallagher & Co.	245,490
	IT Services - 1.18%
4,300	Wright Express Corp. (a)	265,396
	Machinery - 13.94%
32,000	Accuride Corp. (a)	192,000
15,000	Briggs & Stratton Corp.	262,350
5,000	Cascade Corp.	235,250
8,000	Colfax Corp. (a)	220,560
6,000	EnPro Industries, Inc. (a)	224,220
14,000	John Bean Technologies Corp.	189,980
7,500	L.B. Foster Co.	214,575
19,000	Manitowoc, Inc.	222,300
6,000	Tennant Co.	239,700
11,600	Terex Corp. (a)	206,828
12,200	The Greenbrier Companies (a)	214,476
9,500	Titan International, Inc.	233,035
8,200	Trinity Industries, Inc.	204,836
3,500	Wabtec Corp.	273,035
		3,133,145
	Media - 2.15%
36,000	Belo Corp.	231,840
6,700	Madison Square Garden, Inc. (a)	250,848
		482,688
	Metals & Mining - 2.29%
5,000	Kaiser Aluminum Corp.	259,200
17,500	Suncoke Energy, Inc. (a)	256,375
		515,575
	Multiline Retail - 1.21%
5,000	Dollar General Corp. (a)	271,950
	Multi-Utilities - 1.23%
7,000	Wisconsin Energy Corp.	276,990
	Oil, Gas & Consumable Fuels - 5.96%
2,300	Concho Resources, Inc. (a)	195,776
3,000	Continental Resources, Inc. (a)	199,860
55,000	Magnum Hunter Resources Corp. (a)	229,900
25,000	McMoRan Exploration Co. (a)	316,750
8,000	Oasis Petroleum, Inc. (a)	193,440
30,500	Sandridge Energy, Inc. (a)	204,045
		1,339,771
	Paper & Forest Products - 0.95%
3,500	Deltic Timber Corp.	213,430
	Road & Rail - 5.17%
16,500	Avis Budget Group, Inc. (a)	250,800
3,200	Canadian Pacific Railway Ltd.	234,432
4,000	Genesee & Wyoming, Inc. (a)	211,360
3,200	Kansas City Southern	222,592
10,000	RailAmerica, Inc. (a)	242,000
		1,161,184
	Software - 1.12%
15,000	Monotype Imaging Holdings, Inc. (a)	251,550
	Specialty Retail - 5.07%
8,000	Aaron's, Inc.	226,480
7,100	Foot Locker, Inc.	217,118
18,500	Harry Winston Diamond Corp. (a)	210,160
10,000	Penske Automotive Group, Inc.	212,400
4,000	PetSmart, Inc.	272,720
		1,138,878
	Textiles, Apparel & Luxury Goods - 1.02%
8,300	Hanesbrands, Inc. (a)	230,159
	Thrifts & Mortgage Finance - 2.37%
18,000	Oritani Financial Corp.	259,020
12,000	Territorial Bancorp, Inc.	273,240
		532,260
	Transportation Infrastructure - 1.19%
8,000	Macquarie Infrastructure Company LLC	266,320
	Total Common Stocks (Cost $19,002,811)	$22,806,397

Contracts
	PURCHASED OPTIONS - 1.34%
	Put Options - 1.34%
156	CBOE Russell 2000 Index
	Expiration: September 2012, Exercise Price: $750.00	$300,300
	Total Purchased Options (Cost $631,318)	$300,300

	WARRANTS - 0.01%
	Oil, Gas & Consumable Fuels - 0.01%
4,000	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50 (b)	$3,200
	Total Warrants (Cost $0)	$3,200

Shares
	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
45	Fidelity Government Portfolio, 0.01%	$45
	Total Short Term Investments (Cost $45)	$45

	Total Investments (Cost $19,634,174) - 102.81%	$23,109,942
	Liabilities in Excess of Other Assets - (2.81)%	(632,026)
	TOTAL NET ASSETS - 100.00%	$22,477,916

Percentages are stated as a percent of net assets.

ADR	- American Depository Receipt
(a)	Non-income producing security.
(b)	As of June 30, 2012, the Adviser fair valued this security in accordance with fair valuation procedures established by the Funds' Board of Directors.  The value of this security was $3,200, which represented 0.01% of total net assets of the Fund.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Options Written
June 30, 2012 (Unaudited)

Contracts		Value
	Call Options
156	CBOE Russell 2000 Index
	Expiration: September 2012, Exercise Price: $750.00	$1,036,620
	Total Written Options (Premium received $740,588)	$1,036,620

Keeley Alternative Value Fund
Schedule of Securities Sold Short
June 30, 2012 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS
	Funds, Trusts & Other Financial Vehicles
10,000	SPDR S&P Midcap 400 Total Return	$1,713,000
	Total Securities Sold Short (Proceeds Received $1,677,396)	$1,713,000

Keeley Funds, Inc.
Notes to the Schedule of Investments
June 30, 2012 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of June 30, 2012 only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $39,465,963 and received cash collateral for the loans of $41,301,212.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2011 through June 30, 2012.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance At October 1, 2011	Additions	Reductions	Share Balance At June 30, 2012	Dividend Income	Value At June 30, 2012	Realized Gains/(Loss)
Ampco-Pittsburgh Corp.(1)	914,500	-	(914,500)	-	$278,640	$-	$(14,422,413)
Denny's Corp.	6,070,000	9,350	(131,000)	5,948,350	-	26,410,674	(181,710)
Gamco Investors, Inc.	368,000	-	-	368,000	504,160	16,335,520	-
The Greenbrier Companies, Inc.(1)	1,485,000	-	(403,000)	1,082,000	-	19,021,560	(2,922,409)
Home Federal Bancorp, Inc.	1,091,500	-	-	1,091,500	180,098	11,460,750	-
L.B. Foster Co.	927,000	4,000	(60,000)	871,000	66,325	24,919,310	137,458
Layne Christensen Co.(1)	1,005,000	-	(352,500)	652,500	-	13,500,225	(5,974,647)
Marcus Corp.	2,012,117	-	(173,000)	1,839,117	506,205	25,306,250	(1,848,993)
Midas, Inc.(1)	726,500	-	(726,500)	-	-	-	(6,117,239)
Natural Gas Services Group, Inc.(1)	1,309,000	-	(1,309,000)	-	-	-	(4,047,473)
Universal Stainless & Alloy Products, Inc.(1)	669,500	-	(669,500)	-	-	-	(905,000)
Westfield Financial, Inc.	1,788,200	7,500	-	1,795,700	770,576	13,108,610	-
Zep, Inc.	1,391,805	2,000	(227,500)	1,166,305	160,717	16,013,368	(1,147,927)
					$2,466,721	$166,076,267	$(37,430,353)

(1) Issuer was not an affiliate as of June 30, 2012

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 —
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

There was no significant movement between Levels 1 and 2 during the period.  Transfers between levels are recognized at the end of the reporting period.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$2,584,656,897	$-	$-	$2,584,656,897
Short Term Investments	6,749,210	36,314,000	-	43,063,210
Warrants	-	150,000	-	150,000

Total Investments in Securities	$2,591,406,107	$36,464,000	$-	$2,627,870,107

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$54,297,855	$-	$-	$54,297,855
Short Term Investments	1,072,714	-	-	1,072,714

Total Investments in Securities	$55,370,569	$-	$-	$55,370,569

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$164,590,467	$-	$-	$164,590,467
Short Term Investments	902,144	-	-	902,144
Warrants	-	18,000	-	18,000

Total Investments in Securities	$165,492,611	$18,000	$-	$165,510,611

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$53,980,675	$-	$-	$53,980,675
Short-Term Investments	11,017	-	-	11,017

Total Investments in Securities	$53,991,692	$-	$-	$53,991,692

Keeley Mid Cap Dividend Value Fund

Equity*	$7,919,377	$-	$-	$7,919,377
Short-Term Investments	123,599	-	-	123,599

Total Investments in Securities	$8,042,976	$-	$-	$8,042,976

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$80,631,310	$-	$-	$80,631,310
Short-Term Investments	566,579	-	-	566,579

Total Investments in Securities	$81,197,889	$-	$-	$81,197,889

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$22,806,397	$-	$-	$22,806,397
Purchased Options	300,300	-	-	300,300
Short-Term Investments	45	-	-	45
Warrants	-	3,200		3,200

Total Investments in Securities	$23,106,742	$3,200	$-	$23,109,942

Other Financial Instruments*
Written Options	$1,036,620	$-	$-	$1,036,620
Securities Sold Short	1,713,000	-	-	1,713,000
Total Investments in Other Financial Instruments	$2,749,620	$-	$-	$2,749,620
*See the Schedule of Investments for the investments detailed by industry classification.

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows:1

	KEELEY Small Cap Value Fund (KSCVF)	KEELEY Small Cap Dividend Value Fund (KSDVF)	KEELEY Small-Mid Cap Value Fund (KSMVF)	KEELEY Mid Cap Value Fund (KMCVF)	KEELEY Mid Cap Dividend Value Fund (KMDVF)	KEELEY All Cap Value Fund (KACVF)	KEELEY Alternative Value Fund (KALVF)

Cost of Investments	$2,079,478,120	$49,226,524	$133,580,588	$39,381,764	$7,043,167	$62,664,454	$19,634,174

Gross unrealized appreciation on investments	668,184,447	7,479,152	35,495,585	15,988,203	1,161,078	19,164,544	4,438,305
Gross unrealized depreciation on investments	(119,792,460)	(1,335,107)	(3,565,562)	(1,378,275)	(161,269)	(631,109)	(962,537)
Gross unrealized appreciation on written options	-	-	-	-	-	-	-
Gross unrealized depreciation on written options	-	-	-	-	-	-	(296,032)
Gross unrealized appreciation on securities sold short	-	-	-	-	-	-	-
Gross unrealized depreciation on securities sold short	-	-	-	-	-	-	(35,604)
Net unrealized appreciation/(depreciation)	$548,391,987	$6,144,045	$31,930,023	$14,609,928	$999,809	$18,533,435	$3,144,132

1 Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Keeley Alternative Value Fund (“KALVF”) may invest in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF periodically (variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

With the exception of KALVF, the Funds did not enter into any futures contracts during the period ended June 30, 2012.  KALVF, however, had an average monthly market value of $1,306,013 for purchased futures and an average monthly market value of $629,922 for written futures during the period ended June 30, 2012.  The counterparty for these futures contracts was Citi Group Global Markets, Inc.  The Funds did not have any open futures contracts as of June 30, 2012.

Short Positions – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  KALVF is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for their short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities.  The amount of segregated assets is required to be adjusted daily to reflect changes in market value of the securities sold short.  KALVF will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which KALVF replaces the borrowed security.  KALVF will realize a gain if the security sold short declines in price between those dates.  The potential loss of investing in a short position is unlimited.

KSCVF, KSDVF, KSMVF, KMCVF, KMDVF, and KACVF did not hold any short positions during the period ended June 30, 2012.  KALVF, however, had an average monthly market value of $377,633 for securities sold short.  The counterparty for these short positions was Credit Suisse First Boston LLC.  KALVF held short positions with a market value of $1,713,000 as of June 30, 2012.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.

KSCVF, KSDVF, KSMVF, KMCVF, KMDVF, and KACVF did not enter into any purchased or written options during the period ended June 30, 2012.  KALVF, however, had an average monthly market value of $321,540 for purchased options and an average monthly market value of $709,661 for written options during the period ended June 30, 2012.  The counterparty for these purchased and written options was Morgan Stanley.  KALVF held purchased options with a value of $300,300 and written options with a value of $1,036,620 as of June 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc

By (Signature and Title)* /s/ John L. Keeley, Jr.
   John L. Keeley, Jr., President

Date 08/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley, Jr.
   John L. Keeley, Jr., President

Date 08/22/2012

By (Signature and Title)*   /s/ Robert Kurinsky
  Robert Kurinsky, Treasurer

Date 08/22/2012

* Print the name and title of each signing officer under his or her signature.